Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 26, 2023
Entity Registrant Name	PETIQ, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38163
Entity Tax Identification Number	35-2554312
Entity Address, Address Line One	230 E. Riverside Dr.
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
City Area Code	208
Local Phone Number	939-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	PETQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001668673
Entity Address, Postal Zip Code	83616